Equity and Noncontrolling Interests	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
EQUITY AND NONCONTROLLING INTERESTS

22.	EQUITY AND NONCONTROLLING INTEREST
The effects on equity of changes in Willis Group Holdings, ownership interest in its subsidiaries are as follows:

	Years ended December 31,
	2014	2013	2012
		(millions)
Net income (loss) attributable to Willis Group Holdings	$362	$365	$(446)
Transfers from noncontrolling interest:
Decrease in Willis Group Holdings’ paid-in capital for purchase of noncontrolling interest	—	(4)	(31)
Increase in Willis Group Holdings’ paid-in capital for sale of noncontrolling interest	—	—	2
Net transfers from noncontrolling interest	—	(4)	(29)
Change from net income (loss) attributable to Willis Group Holdings and transfers from noncontrolling interests	$362	$361	$(475)